UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3455

The North Carolina Capital Management Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Term Portfolio

Government Portfolio

Annual Report

June 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
The North Carolina Capital Management Trust: Term Portfolio
Investment Summary
Investments
Financial Statements
The North Carolina Capital Management Trust: Government Portfolio
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2017	Past 1 year	Past 5 years	Past 10 years
Term Portfolio	0.78%	0.29%	1.15%

 Prior to November 1, 2010, the fund operated under certain different investment policies and, prior to August 1, 2011, compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Term Portfolio on June 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index performed over the same period.

Period Ending Values
$11,210	Term Portfolio
$10,781	Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds declined slightly for the 12 months ending June 30, 2017, a volatile stretch marked by early-period concern about global economic growth that gave way to investor optimism. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.31% for the year. Bond yields began the period near an all-time low, shortly after the U.K.’s late-June 2016 “Brexit” vote to leave the European Union. Bond yields began to rise heading into the U.S. election – and rallied strongly thereafter, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the U.S. Federal Reserve's December decision to raise policy interest rates. Bond yields then moderated in the first half of 2017, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement, and that the Fed intended to raise rates gradually through the rest of 2017. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.28%, while U.S. Treasuries returned -2.32%. Securitized sectors declined more moderately than did Treasuries. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) returned -0.63%.

Comments from Kevin Gaffney, Portfolio Manager of the North Carolina Capital Management Trust: Term Portfolio:  For the fiscal year, the fund returned 0.78%, net of fees, compared with 0.51% for the Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index. Yields for short-term investments advanced after reaching, just prior to the start of the period, a historically low level. We sought to provide a yield slightly higher than that of the North Carolina Management Trust: Government Portfolio while attempting to limit NAV (net asset value) volatility. The fund's heavy weighting in the commercial paper of financial institutions meaningfully outperformed U.S. Treasury investments for the period. We stayed conservatively positioned across the yield curve within financials. On average, a roughly 4% weighting in the commercial paper of industrial companies added modestly to the fund's relative performance. A 3% stake in government-related agency debt had negligible effect on the relative return. The fund did not hold Treasury investments this period, as we believed commercial paper offered us opportunities to outperform our Treasury-based benchmark. Yield-curve positioning also added value versus the index. For the entire period, the fund maintained a shorter-than-index duration – a measure of overall interest rate sensitivity – amid expectations for rising policy interest rates.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The North Carolina Capital Management Trust: Term Portfolio

Investment Summary (Unaudited)

Asset Allocation (% of fund's net assets)

As of June 30, 2017
Commercial Paper	101.7%
Other Short-Term Investments and Net Other Assets (Liabilities)*	(1.7)%

 * Other Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2016
Commercial Paper	97.3%
U.S. Government and Government Agency Obligations	0.5%
Other Short-Term Investments and Net Other Assets (Liabilities)	2.2%

The North Carolina Capital Management Trust: Term Portfolio

Investments June 30, 2017

Showing Percentage of Net Assets

Commercial Paper - 101.7%
	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC:
1.03% 7/5/17	$10,000,000	$9,998,128
1.12% 7/5/17	12,550,000	12,547,651
1.13% 7/5/17	8,000,000	7,998,502
Atlantic Asset Securitization Corp.:
1.18% 8/11/17	3,000,000	2,995,597
1.18% 8/11/17	3,000,000	2,995,597
1.19% 8/21/17	20,000,000	19,963,456
1.21% 8/24/17	11,000,000	10,978,707
1.21% 8/25/17	6,000,000	5,988,175
1.23% 9/8/17	14,000,000	13,965,155
1.25% 9/18/17	27,000,000	26,922,599
1.25% 9/19/17	20,000,000	19,941,906
1.3% 9/20/17	20,000,000	19,941,142
Autobahn Funding Co. LLC 1.17% 7/5/17 (Liquidity Facility DZ BANK AG)	4,000,000	3,999,340
Bank of Montreal yankee:
1.1% 7/5/17	25,000,000	24,995,783
1.16% 7/12/17	20,000,000	19,991,854
1.24% 7/17/17	20,000,000	19,988,412
1.25% 7/26/17	30,000,000	29,973,219
1.29% 8/8/17	20,000,000	19,972,938
1.315% 9/29/17	20,000,000	19,933,520
Bank of Nova Scotia:
1.2171% 11/10/17 (a)	25,000,000	24,998,050
1.2771% 3/9/18 (a)	30,000,000	29,995,050
1.2871% 11/10/17 (a)	30,000,000	30,005,400
1.5462% 10/6/17 (a)	25,000,000	25,026,450
1.6756% 8/22/17 (a)	15,000,000	15,010,155
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.25% 9/11/17	30,000,000	29,924,748
BNP Paribas New York Branch yankee:
1.24% 9/18/17	30,000,000	29,917,800
1.29% 10/2/17	30,000,000	29,902,239
BPCE SA yankee:
1.25% 8/31/17	30,000,000	29,936,862
1.3% 9/1/17	20,000,000	19,957,196
1.33% 10/2/17	30,000,000	29,901,456
1.36% 10/5/17	11,000,000	10,962,536
Caisse d'Amort de la Dette Sociale yankee:
1.32% 10/3/17 (b)	13,000,000	12,956,501
1.335% 10/4/17 (b)	30,000,000	29,898,561
Canadian Imperial Bank of Commerce:
1.2871% 1/12/18 (a)	20,000,000	20,005,900
1.3594% 1/19/18 (a)	30,000,000	30,004,140
1.4694% 12/18/17 (a)	20,000,000	20,017,820
1.526% 7/10/17 (a)	25,000,000	25,002,500
1.6071% 10/13/17 (a)	10,000,000	10,012,030
1.6622% 7/20/17 (a)	15,000,000	15,004,035
1.6661% 7/27/17 (a)	15,500,000	15,505,565
Commonwealth Bank of Australia:
1.4194% 8/17/17 (a)	30,000,000	30,008,100
1.4862% 8/4/17 (a)	25,000,000	25,009,825
1.5387% 9/8/17 (a)	20,000,000	20,016,200
1.559% 12/1/17 (a)	17,000,000	17,021,879
Credit Agricole CIB yankee:
1.07% 7/3/17	39,278,000	39,274,102
1.25% 9/8/17	30,000,000	29,928,426
Credit Suisse AG:
1.3005% 11/1/17 (a)	30,000,000	30,010,680
1.3394% 8/18/17 (a)	54,000,000	54,009,881
1.3456% 8/23/17 (a)	30,000,000	30,005,790
DNB Bank ASA:
1.1971% 11/10/17 (a)	30,000,000	29,999,850
1.2389% 11/15/17 (a)	30,000,000	29,999,970
Federation des caisses Desjardin yankee:
1.12% 7/10/17	50,000,000	49,983,970
1.14% 8/15/17	30,000,000	29,954,346
1.15% 7/14/17	30,000,000	29,986,479
1.19% 7/7/17	25,000,000	24,994,410
Gotham Funding Corp. yankee:
1.13% 7/6/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	30,000,000	29,994,054
1.19% 7/6/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	3,000,000	2,999,405
1.24% 9/6/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	15,000,000	14,964,074
1.24% 9/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	14,000,000	13,965,949
1.3% 9/19/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	23,000,000	22,933,709
1.32% 9/20/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	5,500,000	5,483,939
1.32% 9/20/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	9,000,000	8,973,719
1.32% 9/26/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	30,000,000	29,905,548
ING U.S. Funding LLC:
yankee 1.2% 7/5/17	50,000,000	49,992,505
1.2271% 10/12/17 (a)	25,000,000	25,002,350
1.4753% 8/2/17 (a)	24,600,000	24,609,840
J.P. Morgan Securities, LLC:
1.1603% 11/2/17 (a)	20,000,000	20,000,860
1.28% 9/13/17	25,000,000	24,936,720
1.3005% 9/1/17 (a)	30,000,000	30,012,540
1.32% 9/29/17	10,000,000	9,968,883
1.35% 12/27/17 (a)	25,000,000	25,003,250
1.3562% 9/6/17 (a)	10,000,000	10,004,600
1.3941% 7/10/17 (a)	20,000,000	20,001,960
Liberty Street Funding LLC:
1.15% 7/10/17 (Liquidity Facility Bank of Nova Scotia)	7,000,000	6,997,678
1.216% 11/9/17 (a)	30,000,000	30,002,580
1.25% 9/14/17 (Liquidity Facility Bank of Nova Scotia)	30,000,000	29,919,186
1.27% 9/11/17 (Liquidity Facility Bank of Nova Scotia)	5,000,000	4,987,093
1.27% 9/14/17 (Liquidity Facility Bank of Nova Scotia)	3,000,000	2,991,919
1.3% 9/22/17 (Liquidity Facility Bank of Nova Scotia)	10,000,000	9,970,040
Manhattan Asset Funding Co. LLC:
1.18% 7/13/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	25,950,000	25,938,774
1.19% 7/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	3,000,000	2,999,505
1.19% 7/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	7,000,000	6,998,845
1.24% 9/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	23,000,000	22,945,766
1.24% 9/6/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	18,000,000	17,956,888
1.2471% 8/11/17 (a)	30,000,000	30,004,140
Mitsubishi UFJ Trust & Banking Corp. yankee:
1.2% 7/3/17	30,000,000	29,997,042
1.2% 8/31/17	30,000,000	29,935,779
Mizuho Corporate Bank Ltd.:
1.13% 7/3/17	30,000,000	29,997,069
1.15% 7/28/17	30,000,000	29,972,256
1.15% 8/1/17	30,000,000	29,968,239
Natexis Banques Populaires New York Branch yankee 1.23% 8/31/17	30,000,000	29,938,311
National Australia Bank Ltd.:
1.5404% 10/10/17 (a)	25,000,000	25,027,450
1.5625% 12/6/17 (a)	20,000,000	20,024,880
Nationwide Building Society yankee 1.23% 9/19/17	30,000,000	29,904,084
Nordea Bank AB 1.215% 9/13/17	30,000,000	29,924,064
Ontario Teachers' Finance Trust:
yankee:
1.23% 9/8/17	15,000,000	14,963,834
1.25% 8/3/17	10,000,000	9,988,544
1.31% 8/2/17	3,544,000	3,540,063
1.34% 11/10/17	20,000,000	19,902,910
1.216% 2/5/18 (a)	20,000,000	19,998,920
1.3062% 10/6/17 (a)	30,000,000	30,012,570
1.5062% 7/6/17 (a)	16,000,000	16,000,928
Societe Generale yankee:
1.17% 7/31/17	50,000,000	49,948,765
1.24% 7/31/17	20,000,000	19,979,506
1.3% 8/31/17	30,000,000	29,937,846
1.3% 8/31/17	20,000,000	19,958,564
Sumitomo Mitsui Banking Corp. yankee:
1.14% 7/28/17	45,000,000	44,957,754
1.3% 9/19/17	30,000,000	29,914,209
1.33% 7/6/17	10,000,000	9,998,037
Sumitomo Trust & Banking Co. Ltd. yankee 1.17% 8/7/17	11,000,000	10,985,823
Svenska Handelsbanken AB yankee 1.21% 7/11/17	20,000,000	19,992,862
Swedbank AB yankee 1.16% 8/23/17	30,000,000	29,947,440
The Toronto-Dominion Bank:
yankee 1.3% 9/25/17	30,000,000	29,910,246
1.2059% 2/5/18 (a)	20,000,000	20,002,920
Toyota Motor Credit Corp.:
1.2387% 3/2/18 (a)	30,000,000	29,990,520
1.2471% 12/15/17 (a)	20,000,000	20,012,340
1.3839% 3/16/18 (a)	30,000,000	29,989,710
UBS AG London Branch:
1.3622% 12/22/17 (a)	30,000,000	29,998,530
1.3838% 12/29/17 (a)	30,000,000	29,998,470
1.4139% 1/22/18 (a)	30,000,000	29,997,240
Westpac Banking Corp.:
1.4356% 12/22/17 (a)	30,000,000	30,018,810
1.5371% 10/10/17 (a)	25,000,000	25,024,550
1.6039% 7/21/17 (a)	25,000,000	25,006,200
1.6493% 8/7/17 (a)	20,000,000	20,009,380
TOTAL COMMERCIAL PAPER
(Cost $2,792,187,455)		2,792,383,567
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $2,792,187,455)		2,792,383,567
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(46,838,634)
NET ASSETS - 100%		$2,745,544,933

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,855,062 or 1.6% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	45.6%
Canada	25.2%
France	9.2%
Australia	8.5%
United Kingdom	4.4%
Japan	3.1%
Norway	2.2%
Sweden	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,792,187,455)		$2,792,383,567
Cash		203
Receivable for fund shares sold		1,100,157
Interest receivable		895,393
Receivable from investment adviser for expense reductions		44,185
Total assets		2,794,423,505
Liabilities
Payable for fund shares redeemed	$48,323,182
Distributions payable	39,880
Accrued management fee	515,510
Total liabilities		48,878,572
Net Assets		$2,745,544,933
Net Assets consist of:
Paid in capital		$2,745,527,903
Distributions in excess of net investment income		(179,082)
Net unrealized appreciation (depreciation) on investments		196,112
Net Assets, for 283,630,675 shares outstanding		$2,745,544,933
Net Asset Value, offering price and redemption price per share ($2,745,544,933 ÷ 283,630,675 shares)		$9.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2017
Investment Income
Interest		$21,687,677
Expenses
Management fee	$5,331,267
Independent trustees' fees and expenses	48,305
Total expenses before reductions	5,379,572
Expense reductions	(648,077)	4,731,495
Net investment income (loss)		16,956,182
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,193
Total net realized gain (loss)		22,193
Change in net unrealized appreciation (depreciation) on investment securities		(77,458)
Net gain (loss)		(55,265)
Net increase (decrease) in net assets resulting from operations		$16,900,917

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2017	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,956,182	$4,732,865
Net realized gain (loss)	22,193	23,577
Change in net unrealized appreciation (depreciation)	(77,458)	53,978
Net increase (decrease) in net assets resulting from operations	16,900,917	4,810,420
Distributions to shareholders from net investment income	(16,996,859)	(4,697,996)
Distributions to shareholders from net realized gain	(156,155)	–
Total distributions	(17,153,014)	(4,697,996)
Share transactions
Proceeds from sales of shares	2,302,101,189	1,081,733,839
Reinvestment of distributions	16,775,394	4,549,218
Cost of shares redeemed	(1,003,136,703)	(1,339,805,425)
Net increase (decrease) in net assets resulting from share transactions	1,315,739,880	(253,522,368)
Total increase (decrease) in net assets	1,315,487,783	(253,409,944)
Net Assets
Beginning of period	1,430,057,150	1,683,467,094
End of period	$2,745,544,933	$1,430,057,150
Other Information
Distributions in excess of net investment income end of period	$(179,082)	$(28,020)
Shares
Sold	237,820,371	111,749,363
Issued in reinvestment of distributions	1,732,995	469,961
Redeemed	(103,629,825)	(138,409,651)
Net increase (decrease)	135,923,541	(26,190,327)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Term Portfolio

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.68	$9.68	$9.68	$9.68
Income from Investment Operations
Net investment income (loss)A	.078	.030	.008	.010	.017
Net realized and unrealized gain (loss)	(.002)	–B	.001	–B	.001
Total from investment operations	.076	.030	.009	.010	.018
Distributions from net investment income	(.075)	(.030)	(.008)	(.010)	(.018)
Distributions from net realized gain	(.001)	–	(.001)	–	–
Total distributions	(.076)	(.030)	(.009)	(.010)	(.018)
Net asset value, end of period	$9.68	$9.68	$9.68	$9.68	$9.68
Total ReturnC	.78%	.31%	.09%	.10%	.18%
Ratios to Average Net AssetsD
Expenses before reductions	.26%	.26%	.26%	.27%	.27%
Expenses net of fee waivers, if any	.22%	.22%	.21%	.21%	.22%
Expenses net of all reductions	.22%	.22%	.21%	.21%	.22%
Net investment income (loss)	.81%	.31%	.08%	.10%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$2,745,545	$1,430,057	$1,683,467	$1,415,470	$1,396,415
Portfolio turnover rate	-%	-%	902%	-%	-%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

The North Carolina Capital Management Trust: Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/17	% of fund's investments 12/31/16	% of fund's investments 6/30/16
1 - 7	17.9	12.3	24.6
8 - 30	39.9	30.1	32.5
31 - 60	16.8	23.9	26.0
61 - 90	14.6	15.2	8.6
91 - 180	10.8	18.5	7.7
> 180	0.00	0.00	0.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2017
U.S. Treasury Debt	27.3%
U.S. Government Agency Debt	69.4%
Repurchase Agreements	4.3%
Net Other Assets (Liabilities)*	(1.0)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2016
U.S. Treasury Debt	32.8%
U.S. Government Agency Debt	58.8%
Repurchase Agreements	3.3%
Net Other Assets (Liabilities)	5.1%

Current And Historical 7-Day Yields

	6/30/17	3/31/17	12/31/16	9/30/16	6/30/16
Government Portfolio	0.79%	0.56%	0.40%	0.27%	0.33%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

The North Carolina Capital Management Trust: Government Portfolio

Investments June 30, 2017

Showing Percentage of Net Assets

U.S. Treasury Debt - 27.3%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 27.3%
U.S. Treasury Bills
8/3/17 to 12/7/17	0.62 to 1.08%	$489,000,000	$488,217,393
U.S. Treasury Notes
7/15/17 to 4/30/19	0.61 to 1.14 (b)	791,000,000	792,073,995
TOTAL U.S. TREASURY DEBT
(Cost $1,280,291,388)			1,280,291,388

U.S. Government Agency Debt - 69.4%
Federal Agencies - 69.4%
Fannie Mae
7/3/17 to 1/11/18	0.78 to 1.23 (b)	197,565,000	197,565,391
Federal Farm Credit Bank
7/25/17 to 6/25/18	0.74 to 1.15 (b)	215,500,000	215,537,391
Federal Home Loan Bank
7/5/17 to 12/27/18	0.64 to 1.18 (b)	2,415,500,000	2,414,648,471
Freddie Mac
7/14/17 to 6/28/18	0.63 to 1.34 (b)	427,421,000	427,308,350
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $3,255,059,603)			3,255,059,603

U.S. Treasury Repurchase Agreement - 4.3%
	Maturity Amount	Value
In a joint trading account at 1.08% dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations) #	$73,302,597	$73,296,000
With:
Barclays Capital, Inc. at 1.09%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $6,120,590, 0.63%, 11/30/17)	6,000,545	6,000,000
Deutsche Bank Securities, Inc. at 1.15%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $2,040,239, 1.88%, 1/31/22)	2,000,192	2,000,000
Nomura Securities International, Inc. at 1.11%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $92,844,376, 0.00% - 3.63%, 3/1/18 - 2/15/45)	91,008,418	91,000,000
RBC Capital Markets Corp. at:
0.92%, dated 5/4/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $3,094,069, 0.00% - 8.00%, 9/14/17 - 5/15/44)	3,006,977	3,000,000
0.93%, dated 5/9/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,156,097, 0.00% - 8.00%, 9/28/17 - 2/15/46)	5,011,625	5,000,000
0.95%, dated 5/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,121,441, 0.00% - 8.00%, 11/9/17 - 2/15/46)	4,009,711	4,000,000
Societe Generale at:
0.88%, dated 5/15/17 due 7/5/17 (Collateralized by U.S. Treasury Obligations valued at $13,322,573, 0.00% - 5.50%, 10/12/17 - 2/15/45)	13,016,207	13,000,000
0.93%, dated 5/19/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,156,939, 0.00% - 8.00%, 10/12/17 - 2/15/45)	6,009,300	6,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $203,296,000)		203,296,000
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $4,738,646,991)		4,738,646,991
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(48,141,425)
NET ASSETS - 100%		$4,690,505,566

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$73,296,000 due 7/03/17 at 1.08%
Bank of Nova Scotia	$3,000,000
Citibank NA	2,000,000
HSBC Securities (USA), Inc.	31,741,000
J.P. Morgan Securities, Inc.	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	27,555,000
Mizuho Securities USA, Inc.	1,000,000
Wells Fargo Securities LLC	6,000,000
$73,296,000

See accompanying notes which are an integral part of the financial statements.

The North Carolina Capital Management Trust: Government Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value (including repurchase agreements of $203,296,000) — See accompanying schedule: Unaffiliated issuers (cost $4,738,646,991)		$4,738,646,991
Cash		150,933
Receivable for fund shares sold		366,772
Interest receivable		5,749,137
Receivable from investment adviser for expense reductions		127,197
Total assets		4,745,041,030
Liabilities
Payable for investments purchased	$49,997,361
Payable for fund shares redeemed	3,645,000
Distributions payable	174,605
Accrued management fee	718,498
Total liabilities		54,535,464
Net Assets		$4,690,505,566
Net Assets consist of:
Paid in capital		$4,690,492,794
Undistributed net investment income		13,849
Accumulated undistributed net realized gain (loss) on investments		(1,077)
Net Assets, for 4,687,942,139 shares outstanding		$4,690,505,566
Net Asset Value, offering price and redemption price per share ($4,690,505,566 ÷ 4,687,942,139 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2017
Investment Income
Interest		$30,701,803
Expenses
Management fee	$11,786,128
Independent trustees' fees and expenses	128,843
Total expenses before reductions	11,914,971
Expense reductions	(2,820,704)	9,094,267
Net investment income (loss)		21,607,536
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	118,413
Total net realized gain (loss)		118,413
Net increase in net assets resulting from operations		$21,725,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2017	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,607,536	$10,647,404
Net realized gain (loss)	118,413	68,123
Net increase in net assets resulting from operations	21,725,949	10,715,527
Distributions to shareholders from net investment income	(21,618,727)	(10,628,244)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	13,215,783,462	12,533,366,148
Reinvestment of distributions	20,004,790	9,855,714
Cost of shares redeemed	(13,412,344,983)	(11,320,127,891)
Net increase (decrease) in net assets and shares resulting from share transactions	(176,556,731)	1,223,093,971
Total increase (decrease) in net assets	(176,449,509)	1,223,181,254
Net Assets
Beginning of period	4,866,955,075	3,643,773,821
End of period	$4,690,505,566	$4,866,955,075
Other Information
Undistributed net investment income end of period	$13,849	$11,086

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.002	–A	–A	–A
Distributions from net investment income	(.004)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.42%	.22%	.02%	.01%	.05%
Ratios to Average Net AssetsC
Expenses before reductions	.23%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.18%	.18%	.17%	.17%	.19%
Expenses net of all reductions	.18%	.18%	.17%	.17%	.19%
Net investment income (loss)	.42%	.24%	.02%	.01%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$4,690,506	$4,866,955	$3,643,774	$3,232,290	$3,507,067

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2017

1. Organization.

Government Portfolio (formerly Cash Portfolio) and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Term Portfolio's investments to the Fair Value Committee (the Committee) established by the Term Portfolio's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Term Portfolio attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Term Portfolio's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Term Portfolio's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Government Portfolio, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Term Portfolio, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Government Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Term Portfolio files a U.S. federal tax return, in addition to state and local tax returns as required. The Term Portfolio's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Government Portfolio	$4,738,646,991	$–	$–	$–
Term Portfolio	2,792,187,455	307,518	(111,406)	196,112

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Net unrealized appreciation (depreciation) on securities and other investments
Government Portfolio	$13,849	$–
Term Portfolio	–	196,112

The tax character of distributions paid was as follows:

June 30, 2017
Ordinary Income
Government Portfolio	$21,618,727
Term Portfolio	17,153,014

June 30, 2016
Ordinary Income
Government Portfolio	$10,628,244
Term Portfolio	4,697,996

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the reporting period each Fund's annual management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Government Portfolio	.23%
Term Portfolio	.25%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. The Funds do not pay any fees for these services. The investment adviser pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. For the period, the investment adviser paid FDC $2,505,404 and $987,919 on behalf of Government and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Government Portfolio	$2,820,704
Term Portfolio	648,077

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of North Carolina Capital Management Trust and the Shareholders of Government Portfolio (formerly Cash Portfolio) and Term Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government Portfolio and Term Portfolio (each a fund of North Carolina Capital Management Trust) (the "Funds") as of June 30, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees two funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Board of Trustees has adopted a statement of policy that describes the experience, qualifications, attributes and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting; and (x) understanding of the economy of North Carolina and the financing needs of North Carolina counties and municipalities. The Board may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Board finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. The Board believes that each Trustee satisfied at the time he was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Board of Trustees may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments may be considered by a professional search firm and the Board of Trustees. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Thomas P. Hollowell is an Independent Trustee and currently serves as Chairman. The Trustees have determined that an independent Chairman is appropriate and benefits shareholders. In his capacity as Chairman, Mr. Hollowell (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees; and (ii) with management, prepares agendas for Board meetings. The Independent Trustees also meet regularly in executive session.

The Trustees oversee two funds that are offered exclusively to certain governmental entities of the State of North Carolina. The Trustees primarily operate as a full Board, but have also established one standing committee, the Audit Committee, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  Board oversight of different aspects of the funds' activities is exercised primarily through the full Board, but also through the Audit Committee.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, and the funds' Treasurer and portfolio management personnel, make periodic reports to the Board and Audit Committee, as appropriate.  The responsibilities of the Audit Committee, including its oversight responsibilities, are described further under "Audit Committee."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Don Haile (1941)

Year of Election or Appointment: 2012

Trustee

Mr. Haile serves as a member of the Board of Directors of St. Vincent College and MCNC (non-profit operator of the North Carolina Research and Education Network), and as an Advisory Board Member for the Penn State College of Information Services and Technology. Prior to his retirement, Mr. Haile was a Venture Partner for Volition Capital LLC (formerly, Fidelity Ventures) (2005-2011) and was Chief Information Officer (1999-2005) and Senior Vice President and General Manager (2005-2007) for FMR Corp. (diversified financial services company).

Robert A. Litterst (1959)

Year of Election or Appointment: 2014

Trustee

Mr. Litterst currently serves as a director of Beacon Trust Company (2015-present). Mr. Litterst was the Chief Investment Officer of the Money Market Group at Fidelity Management & Research Company (investment adviser firm, 2011-2014) and a portfolio manager at FMR LLC (diversified financial services company, 1991-2014). Mr. Litterst also previously served as the portfolio manager for The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2003-2011).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust, CMC, or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Hollowell (1943)

Year of Election or Appointment: 2003

Trustee

Chairman of the Board of Trustees

Mr. Hollowell is a member of the Board of Faison Enterprises Inc. (real estate development) and Advisory Director of Fidus Partners (investment banking, 2008-present). Previously, Mr. Hollowell served as Senior Managing Director of Fidus Partners (2004-2008) and Chairman of the College of William and Mary Foundation (2003-2005).

Arrington H. Mixon (1960)

Year of Election or Appointment: 2017

Trustee

Ms. Mixon is Senior Program Officer of The Leon Levine Foundation (2011-present), Portfolio Manager of L&L Management, Inc. (financial planning, 2011-present), and a member of the Risk, Credit, and Trust Committees of TIAA FSB Holdings, Inc. (formerly EverBank Financial Corporation) (banking and financial services, 2017-present). She is also a member of the Investment Committee of Foundation for the Carolinas (2016-present) and Incoming Board Chair of the Women’s Impact Fund. Previously, Ms. Mixon served as a member of the Board of Directors of the Women’s Impact Fund (2008-2013) and a member of the Board of Directors and Audit Committee and Chair of the Risk Committee of EverBank Financial Corporation (2013-2017) and held a variety of positions at Bank of America Corporation (banking and financial services, 1982-2009), including as an executive in Enterprise Credit Risk (2007-2009), an executive in Global Portfolio Strategies (2005-2007), and the Managing Director of European Global Markets (2002-2005).

Robert L. Powell (1949)

Year of Election or Appointment: 2014

Trustee

Mr. Powell is Senior Advisor for Cansler Fuquay Solutions, Inc. (consulting firm) and is a member of the board of directors of the North Carolina State University Investment Fund (2010-present). Previously, Mr. Powell served as North Carolina State Controller (2001-2008) and was a member of the Board of Directors of the State Employees' Supplemental Retirement Board (2003-2009).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Nati Davidi (1971)

Year of Election or Appointment: 2016

Assistant Secretary

Ms. Davidi serves as Vice President and Associate General Counsel (2013-present) and is an employee of Fidelity Investments (1999-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2014

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2014

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2015

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Christopher M. Gouveia (1973)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Gouveia is an employee of Fidelity Investments (1999-present).

J. Calvin Rivers, Jr. (1945)

Year of Election or Appointment: 2001

Vice President

Mr. Rivers also serves as President of Capital Management of the Carolinas, L.L.C. Previously, Mr. Rivers served as a Director of Bojangle's Inc. (fast-food restaurant chain, 2001-2007) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2002-2005).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Government Portfolio	.18%
Actual		$1,000.00	$1,002.70	$.89
Hypothetical-C		$1,000.00	$1,023.90	$.90
Term Portfolio	.22%
Actual		$1,000.00	$1,004.50	$1.09
Hypothetical-C		$1,000.00	$1,023.70	$1.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as capital gain dividend the amount noted below for the taxable year ended June 30, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Term Portfolio	$2,926

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.
FMR Investment Management (U.K.) Limited
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limted

Custodian

Wells Fargo Bank
San Francisco, CA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA

Distribution Agent

Capital Management of the Carolinas, L.L.C.

Charlotte, NC

NCX-ANN-0817
1.923759.107

Item 2.

Code of Ethics

As of the end of the period, June 30, 2017, The North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President, Treasurer and Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Robert Powell is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Powell is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to the Government Portfolio and Term Portfolio (the “Funds”):

Services Billed by PwC

June 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$35,000	$3,400	$1,800	$6,800
Term Portfolio	$39,000	$3,800	$1,800	$7,600

June 30, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$35,000	$4,600	$1,800	$4,700
Term Portfolio	$39,000	$3,900	$1,800	$4,700

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	June 30, 2017A	June 30, 2016A,B
Audit-Related Fees	$2,470,000	$3,065,000
Tax Fees	$115,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2017A	June 30, 2016A,B
PwC	$3,730,000	$4,525,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non–audit services by the audit firms that audit the trust.  The policies and procedures require that any non–audit service provided by a fund audit firm to the trust and any non–audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non–audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non–Covered Service) are reported to the Audit Committee on a periodic basis.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2017

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2017